Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation

Annual rates of depreciation are as follows:

%
Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 20
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Schedule of Fair Value for Options Granted

No options were granted in 2023. The fair value for options granted in 2025 and 2024 is estimated at the date of grant with the following weighted average assumptions:

	2025	2024

Dividend yield	0%	0%
Exercise price	11.89	10.01
Expected volatility	40.06%	40.06%
Risk-free interest	4.03%	4.03%
Expected life (in years)	10	10

Schedule of Estimated Useful Lives of the Assets at the Following Annual Rates	Amortization is calculated using the straight-line method over the estimated useful lives of the assets at the following:
December 31, 2025
Technology	4.67 years
Customer relationships	7.67 years